Employee Benefits Plans Level 3 Rollforward (Details) - MidAmerican Energy Company [Member] - United States Pension Plan of US Entity [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 678	$ 730	$ 722
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	47	40
Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	47	40
Real Estate Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	47	40	31	$ 26
Defined Benefit Plan, Actual Return on Plan Assets Still Held	7	4	5
Defined Benefit Plan, Purchases, Sales, and Settlements	$ 0	$ 5	$ 0